Other Assets	3 Months Ended
Mar. 31, 2017
Other Assets [Abstract]
Other Assets
Other Assets
Other assets consist of the following:

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
Capitalized selling and marketing costs(1)	$12,639	$10,101
Deferred tax asset, net	8,488	8,434
Property and equipment, net of accumulated depreciation	784	857
Prepaid income taxes	375	—
Prepaid expenses	2,821	1,907
	$25,107	$21,299

(1)    The Company amortized $1.1 million and $0.8 million of capitalized selling and marketing project costs to selling and marketing expenses during the three months ended March 31, 2017 and 2016, respectively.
Other Assets
Other assets consist of the following:

	December 31,
	2016	2015
	(Dollars in thousands)
Capitalized selling and marketing costs (1)	$10,101	$9,282
Deferred tax asset, net	8,434	7,516
Property and equipment, net of accumulated depreciation	857	929
Prepaid expenses	1,907	1,127
Other assets	—	15
	$21,299	$18,869

(1)
The Company amortized $9.2 million and $4.8 million of capitalized selling and marketing project costs to selling and marketing expenses during the years ended December 31, 2016 and 2015, respectively.